Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 93.71%
Apparel & Textile Products — 4.91%
Carter's, Inc. 500,719 $ 36,352,199
Deckers Outdoor Corp.
(a)
338,018 178,358,577
Kontoor Brands, Inc. 1,244,665 52,400,397
Oxford Industries, Inc. 202,561 19,936,054
Ralph Lauren Corp. 372,179 45,889,671
332,936,898
Asset Management — 1.99%
Federated Hermes, Inc., Class B 1,159,056 41,552,158
Stifel Financial Corp. 1,562,799 93,252,216
134,804,374
Banking — 11.70%
Atlantic Union Bancshares Corp. 622,973 16,166,149
Axos Financial, Inc.
(a)
1,083,766 42,743,731
BancFirst Corp. 208,277 19,161,484
Bank OZK 5,396,805 216,735,690
Berkshire Hills Bancorp, Inc. 987,219 20,465,050
Cadence Bank 3,645,953 71,606,518
F.N.B. Corp. 4,049,001 46,320,571
First Commonwealth Financial Corp. 2,362,056 29,880,008
First Financial Bancorp 1,645,787 33,639,886
First Financial Bankshares, Inc. 1,422,031 40,513,663
First Financial Corp. 112,829 3,663,558
Fulton Financial Corp. 718,998 8,570,456
Hancock Whitney Corp. 2,270,896 87,156,989
Lakeland Bancorp, Inc. 173,754 2,326,566
Lakeland Financial Corp. 328,315 15,929,844
NBT Bancorp, Inc. 549,571 17,503,836
Provident Financial Services, Inc. 504,422 8,242,255
TowneBank 197,960 4,600,590
Wintrust Financial Corp. 903,928 65,643,251
Zions Bancorp. 1,567,235 42,095,932
792,966,027
Biotech & Pharma — 2.92%
Amphastar Pharmaceuticals, Inc.
(a)
1,205,692 69,291,119
Exelixis, Inc.
(a)
2,049,690 39,169,576
United Therapeutics Corp.
(a)
406,732 89,786,089
198,246,784
Chemicals — 2.11%
Avient Corp. 369,329 15,105,556
Huntsman Corp. 4,736,086 127,969,043
143,074,599
Commercial Support Services — 6.24%
AMN Healthcare Services, Inc.
(a)
1,639,296 178,879,980
Clean Harbors, Inc.
(a)
191,051 31,414,516
CRA International, Inc. 69,831 7,122,762

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — (continued)
FTI Consulting, Inc.
(a)
213,607 $ 40,628,051
H&R Block, Inc. 1,238,255 39,463,187
Kforce, Inc. 480,248 30,092,340
ManpowerGroup, Inc. 255,000 20,247,000
TriNet Group, Inc.
(a)
796,829 75,674,850
423,522,686
Consumer Services — 1.18%
Adtalem Global Education, Inc.
(a)
898,903 30,868,329
Perdoceo Education Corp.
(a)
565,802 6,942,391
Rent-A-Center, Inc. 482,996 15,035,665
Stride, Inc.
(a)
724,557 26,975,257
79,821,642
Containers & Packaging — 1.90%
Graphic Packaging Holding Co. 2,506,273 60,225,740
Sonoco Products Co. 1,158,531 68,376,500
128,602,240
Electric Utilities — 0.56%
Otter Tail Corp. 387,664 30,609,949
Portland General Electric Co. 152,877 7,159,230
37,769,179
Electrical Equipment — 4.71%
Acuity Brands, Inc. 525,550 85,706,694
Atkore, Inc.
(a)
931,395 145,241,736
Belden, Inc. 922,187 88,207,187
319,155,617
Engineering & Construction — 4.88%
Comfort Systems USA, Inc. 608,625 99,936,225
EMCOR Group, Inc. 712,399 131,637,088
Installed Building Products, Inc. 447,527 62,725,384
Primoris Services Corp. 306,858 9,349,963
TopBuild Corp.
(a)
105,544 28,076,815
331,725,475
Food — 1.02%
Simply Good Foods Co. (The)
(a)
1,897,738 69,438,233
Forestry, Paper & Wood Products — 0.43%
Louisiana-Pacific Corp. 384,316 28,816,014
Health Care Facilities & Services — 3.49%
Chemed Corp. 75,175 40,720,042
Medpace Holdings, Inc.
(a)
815,075 195,756,563
236,476,605
Home Construction — 2.74%
Masonite International Corp.
(a)
337,815 34,605,769
Meritage Homes Corp. 590,260 83,976,290

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — (continued)
Taylor Morrison Home Corp.
(a)
1,380,349 $ 67,319,621
185,901,680
Household Products — 0.26%
Helen of Troy Ltd.
(a)
161,180 17,410,664
Industrial Intermediate Products — 1.41%
Mueller Industries, Inc. 1,094,554 95,532,673
Industrial Support Services — 0.89%
Applied Industrial Technologies, Inc. 415,775 60,216,693
Institutional Financial Services — 1.36%
Evercore, Inc., Class A 681,442 84,219,417
Jefferies Financial Group, Inc. 236,169 7,833,726
92,053,143
Insurance — 1.30%
Hanover Insurance Group, Inc. 675,957 76,403,419
Primerica, Inc. 59,622 11,790,847
88,194,266
Machinery — 1.49%
Crane Co. 338,946 30,206,868
Crane Holding Co. 616,446 34,792,212
Donaldson Co., Inc. 572,919 35,813,166
100,812,246
Medical Equipment & Devices — 4.16%
Bruker Corp. 2,106,502 155,712,628
Globus Medical, Inc., Class A
(a)
94,138 5,604,977
Integer Holdings Corp.
(a)
82,083 7,273,375
Integra LifeSciences Holdings Corp.
(a)
623,933 25,662,364
Merit Medical Systems, Inc.
(a)
1,044,127 87,330,782
281,584,126
Oil & Gas Producers — 4.57%
Chord Energy Corp. 983,446 151,253,995
HF Sinclair Corp. 469,774 20,956,618
Murphy USA, Inc. 441,920 137,485,731
309,696,344
Publishing & Broadcasting — 1.36%
Nexstar Media Group, Inc., Class A 555,281 92,482,051
Real Estate — 2.04%
Apple Hospitality REIT, Inc. 6,810,647 102,908,876
City Office, Inc. 1,196,038 6,661,932
Piedmont Office Realty Trust, Inc., Class A 3,968,352 28,849,919
138,420,727
Real Estate Services — 0.20%
Newmark Group, Inc., Class A 2,220,688 13,812,679

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — 3.91%
Academy Sports & Outdoors, Inc. 2,212,952 $ 119,610,056
AutoNation, Inc.
(a)
346,715 57,072,756
Builders FirstSource, Inc.
(a)
363,045 49,374,120
Signet Jewelers Ltd. 596,663 38,938,227
264,995,159
Semiconductors — 1.96%
Amkor Technology, Inc. 299,635 8,914,141
Cirrus Logic, Inc.
(a)
733,362 59,409,656
Diodes, Inc.
(a)
695,637 64,339,466
132,663,263
Software — 3.11%
Concentrix Corp. 152,398 12,306,139
Donnelley Financial Solutions, Inc.
(a)
324,108 14,756,637
Progress Software Corp. 1,117,747 64,941,101
Teradata Corp.
(a)
1,183,649 63,218,693
Ziff Davis, Inc.
(a)
789,238 55,294,014
210,516,584
Specialty Finance — 0.23%
Stewart Information Services Corp. 382,300 15,727,822
Steel — 1.44%
Commercial Metals Co. 1,859,039 97,896,994
Technology Hardware — 5.85%
Avnet, Inc. 696,172 35,121,877
Jabil, Inc. 2,379,699 256,840,913
Sanmina Corp.
(a)
1,745,195 105,182,903
397,145,693
Technology Services — 4.72%
CSG Systems International, Inc. 884,236 46,634,607
EVERTEC, Inc. 1,169,976 43,090,216
ExlService Holdings, Inc.
(a)
709,064 107,111,208
Insight Enterprises, Inc.
(a)
356,289 52,139,332
Science Applications International Corp. 554,763 62,399,742
TTEC Holdings, Inc. 249,879 8,455,905
319,831,010
Transportation & Logistics — 2.42%
Hub Group, Inc., Class A
(a)
484,533 38,917,691
Landstar System, Inc. 650,445 125,236,680
164,154,371
Wholesale - Discretionary — 0.25%
Veritiv Corp. 135,630 17,036,484
Total Common Stocks (Cost $4,984,658,629) 6,353,441,045

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS - 5.39%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.03%
(b)
365,357,291 $ 365,357,291
Total Money Market Funds
(Cost $365,357,291) 365,357,291
Total Investments — 99.10%
(Cost $5,350,015,920) 6,718,798,336
Other Assets in Excess of Liabilities  — 0.90% 60,937,122
NET ASSETS — 100.00% $ 6,779,735,458
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.30%
Aerospace & Defense — 2.68%
AeroVironment, Inc.
(a)
36,300 $ 3,712,764
Woodward, Inc. 32,100 3,817,011
7,529,775
Beverages — 1.29%
Boston Beer Co., Inc. (The), Class A
(a)
11,725 3,616,459
Biotech & Pharma — 4.35%
Alkermes PLC
(a)
118,625 3,712,963
Halozyme Therapeutics, Inc.
(a)
106,850 3,854,080
WillScot Mobile Mini Holdings Corp., Class A
(a)
97,640 4,666,215
12,233,258
Commercial Support Services — 1.52%
LegalZoom.com, Inc.
(a)
354,000 4,276,320
Electrical Equipment — 7.28%
AAON, Inc. 40,500 3,839,805
Atkore, Inc.
(a)
40,495 6,314,791
SPX Technologies, Inc.
(a)
50,200 4,265,494
Vertiv Holdings Co., Class A 244,830 6,064,439
20,484,529
Engineering & Construction — 1.50%
Dycom Industries, Inc.
(a)
37,065 4,212,437
Food — 1.61%
BellRing Brands, Inc.
(a)
123,923 4,535,582
Health Care Facilities & Services — 4.78%
HealthEquity, Inc.
(a)
60,000 3,788,400
Medpace Holdings, Inc.
(a)
22,350 5,367,799
Progyny, Inc.
(a)
109,231 4,297,148
13,453,347
Home Construction — 2.34%
Griffon Corp. 163,275 6,579,983
Household Products — 5.38%
e.l.f. Beauty, Inc.
(a)
132,495 15,134,904
Leisure Facilities & Services — 8.53%
Boyd Gaming Corp. 53,000 3,676,610
Everi Holdings, Inc.
(a)
278,250 4,023,495
Jack in the Box, Inc. 42,685 4,163,068
Six Flags Entertainment Corp.
(a)
145,100 3,769,698
Wingstop, Inc. 30,985 6,201,957
Xponential Fitness, Inc., Class A
(a)
125,575 2,166,169
24,000,997
Leisure Products — 1.84%
Axon Enterprise, Inc.
(a)
26,475 5,165,802

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — 9.79%
Lantheus Holdings, Inc.
(a)
84,386 $ 7,081,673
Merit Medical Systems, Inc.
(a)
80,945 6,770,240
Neogen Corp.
(a)
298,550 6,493,463
ShockWave Medical, Inc.
(a)
25,080 7,158,082
27,503,458
Oil & Gas Producers — 1.27%
Par Pacific Holdings, Inc.
(a)
133,979 3,565,181
Oil & Gas Services & Equipment — 2.63%
Weatherford International PLC
(a)
111,615 7,413,468
Renewable Energy — 1.37%
Shoals Technologies Group, Inc., Class A
(a)
150,700 3,851,892
Retail - Discretionary — 3.88%
Freshpet, Inc.
(a)
107,425 7,069,639
Urban Outfitters, Inc.
(a)
115,850 3,838,111
10,907,750
Semiconductors — 5.75%
Axcelis Technologies, Inc.
(a)
65,550 12,017,282
Semtech Corp.
(a)
163,340 4,158,636
16,175,918
Software — 14.14%
Evolent Health, Inc., Class A
(a)
198,070 6,001,520
Fastly, Inc., Class A
(a)
309,730 4,884,442
Five9, Inc.
(a)
57,200 4,716,140
New Relic, Inc.
(a)
48,120 3,148,973
Nutanix, Inc., Class A
(a)
206,520 5,792,886
Procore Technologies, Inc.
(a)
64,200 4,177,494
Teradata Corp.
(a)
90,700 4,844,287
Yext, Inc.
(a)
290,175 3,281,879
Zeta Global Holdings Corp., Class A
(a)
337,611 2,883,198
39,730,819
Technology Hardware — 10.24%
Extreme Networks, Inc.
(a)
231,140 6,021,197
Sanmina Corp.
(a)
100,585 6,062,258
Super Micro Computer, Inc.
(a)
66,995 16,698,504
28,781,959
Technology Services — 3.10%
Remitly Global, Inc.
(a)
263,670 4,962,269
Shift4 Payments, Inc., Class A
(a)
55,150 3,745,237
8,707,506
Transportation & Logistics — 1.03%
Scorpio Tankers, Inc. 61,400 2,899,922
Total Common Stocks (Cost $224,353,369) 270,761,266

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS - 3.15%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.03%
(b)
8,858,180 $ 8,858,180
Total Money Market Funds
(Cost $8,858,180) 8,858,180
Total Investments — 99.45%
(Cost $233,211,549) 279,619,446
Other Assets in Excess of Liabilities  — 0.55% 1,555,667
NET ASSETS — 100.00% $ 281,175,113
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.10%
Aerospace & Defense — 0.51%
Howmet Aerospace, Inc. 43,180 $ 2,140,001
Banking — 20.02%
Citizens Financial Group, Inc. 309,400 8,069,152
East West Bancorp, Inc. 145,775 7,695,462
First Citizens BancShares, Inc., Class A 11,422 14,659,565
First Horizon National Corp. 268,910 3,030,616
Huntington Bancshares, Inc. 747,884 8,062,190
KeyCorp 842,350 7,783,314
M&T Bank Corp. 60,210 7,451,590
Old National Bancorp 410,300 5,719,582
Wells Fargo & Co. 304,335 12,989,017
Zions Bancorp. 298,100 8,006,966
83,467,454
Chemicals — 5.92%
Celanese Corp. 101,570 11,761,806
Olin Corp. 175,090 8,997,875
Sherwin-Williams Co. (The) 14,814 3,933,413
24,693,094
Commercial Support Services — 5.42%
Aramark 261,375 11,252,193
Brink's Co. (The) 97,860 6,637,844
Republic Services, Inc. 30,795 4,716,870
22,606,907
Containers & Packaging — 8.01%
Berry Plastics Group, Inc. 176,410 11,350,220
Crown Holdings, Inc. 77,980 6,774,123
Graphic Packaging Holding Co. 401,260 9,642,278
WestRock Co. 192,735 5,602,806
33,369,427
Electric Utilities — 4.08%
Alliant Energy Corp. 48,785 2,560,237
CenterPoint Energy, Inc. 244,845 7,137,231
CMS Energy Corp. 33,825 1,987,219
Edison International 36,150 2,510,618
Pinnacle West Capital Corp. 34,715 2,827,884
17,023,189
Electrical Equipment — 2.41%
AMETEK, Inc. 22,540 3,648,775
Johnson Controls International PLC 53,835 3,668,317
Roper Technologies, Inc. 5,640 2,711,712
10,028,804
Food — 1.52%
Ingredion, Inc. 59,680 6,323,096

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas & Water Utilities — 1.70%
Atmos Energy Corp. 60,950 $ 7,090,923
Health Care Facilities & Services — 3.34%
Centene Corp.
(a)
35,275 2,379,299
Henry Schein, Inc.
(a)
40,380 3,274,818
Laboratory Corp. of America Holdings 34,270 8,270,379
13,924,496
Home & Office Products — 0.45%
Newell Brands, Inc. 215,111 1,871,466
Home Construction — 0.98%
Mohawk Industries, Inc.
(a)
39,405 4,065,020
Industrial Support Services — 2.38%
AMERCO 195,650 9,913,586
Insurance — 4.31%
Everest Re Group Ltd. 15,410 5,268,063
Globe Life, Inc. 27,675 3,033,734
Markel Corp.
(a)
6,995 9,675,343
17,977,140
Leisure Facilities & Services — 0.68%
Live Nation Entertainment, Inc.
(a)
30,995 2,823,954
Machinery — 1.48%
Donaldson Co., Inc. 98,570 6,161,611
Medical Equipment & Devices — 2.23%
DENTSPLY SIRONA, Inc. 231,950 9,282,639
Oil & Gas Producers — 4.37%
Cheniere Energy, Inc. 49,405 7,527,345
Devon Energy Corp. 139,875 6,761,558
Pioneer Natural Resources Co. 18,910 3,917,774
18,206,677
Real Estate — 5.98%
American Tower Corp., Class A 40,885 7,929,237
Brixmor Property Group, Inc. 307,925 6,774,350
Public Storage 12,655 3,693,741
Simon Property Group, Inc. 29,980 3,462,090
WP Carey, Inc. 45,405 3,067,562
24,926,980
Retail - Consumer Staples — 2.24%
Dollar General Corp. 26,345 4,472,854
Dollar Tree, Inc.
(a)
33,855 4,858,193
9,331,047
Retail - Discretionary — 3.54%
Advance Auto Parts, Inc. 72,435 5,092,181

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — (continued)
CarMax, Inc.
(a)
115,990 $ 9,708,362
14,800,543
Specialty Finance — 2.99%
Synchrony Financial 367,315 12,459,325
Technology Hardware — 1.05%
CommScope Holding Co., Inc.
(a)
246,215 1,386,190
NCR Corp.
(a)
118,240 2,979,648
4,365,838
Technology Services — 13.49%
Amdocs Ltd. 39,230 3,877,886
Dun & Bradstreet Holdings, Inc. 697,025 8,064,579
Fidelity National Information Services, Inc. 317,925 17,390,498
Global Payments, Inc. 120,950 11,915,994
TransUnion 139,000 10,887,870
Verisk Analytics, Inc. 18,195 4,112,616
56,249,443
Total Common Stocks (Cost $424,826,362) 413,102,660
MONEY MARKET FUNDS - 0.83%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.03%
(b)
3,450,464 3,450,464
Total Money Market Funds
(Cost $3,450,464) 3,450,464
Total Investments — 99.93%
(Cost $428,276,826) 416,553,124
Other Assets in Excess of Liabilities  — 0.07% 312,089
NET ASSETS — 100.00% $ 416,865,213
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.75%
Automotive — 3.48%
Gentex Corp. 60,870 $ 1,781,056
Biotech & Pharma — 4.19%
Amgen, Inc. 2,385 529,518
Exelixis, Inc.
(a)
84,615 1,616,992
2,146,510
Chemicals — 4.34%
Ecolab, Inc. 11,901 2,221,798
Commercial Support Services — 5.94%
Cintas Corp. 6,108 3,036,165
E-Commerce Discretionary — 5.69%
eBay, Inc. 65,160 2,912,000
Electrical Equipment — 5.93%
Acuity Brands, Inc. 8,285 1,351,118
Generac Holdings, Inc.
(a)
11,285 1,682,932
3,034,050
Leisure Facilities & Services — 3.94%
Starbucks Corp. 20,370 2,017,852
Machinery — 6.11%
Parker-Hannifin Corp. 8,013 3,125,390
Medical Equipment & Devices — 3.29%
Waters Corp.
(a)
6,307 1,681,068
Publishing & Broadcasting — 2.77%
Liberty Media Corp.-Liberty Sirius XM, Class C
(a)
43,321 1,417,896
Retail - Consumer Staples — 3.47%
Dollar General Corp. 10,455 1,775,050
Retail - Discretionary — 9.67%
O'Reilly Automotive, Inc.
(a)
2,437 2,328,066
Ross Stores, Inc. 23,320 2,614,873
4,942,939
Semiconductors — 14.45%
Lam Research Corp. 4,720 3,034,299
NVIDIA Corp. 7,690 3,253,024
Teradyne, Inc. 9,912 1,103,503
7,390,826
Software — 4.40%
Fortinet, Inc.
(a)
29,790 2,251,826
Specialty Finance — 8.78%
Capital One Financial Corp. 20,525 2,244,819
Synchrony Financial 66,200 2,245,504
4,490,323

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 4.62%
Zebra Technologies Corp., Class A
(a)
7,980 $ 2,360,723
Transportation & Logistics — 1.75%
Union Pacific Corp. 4,372 894,599
Transportation Equipment — 2.93%
Allison Transmission Holdings, Inc. 26,555 1,499,295
Total Common Stocks (Cost $45,756,700) 48,979,366
MONEY MARKET FUNDS - 3.90%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.03%
(b)
1,994,858 1,994,858
Total Money Market Funds
(Cost $1,994,858) 1,994,858
Total Investments — 99.65%
(Cost $47,751,558) 50,974,224
Other Assets in Excess of Liabilities  — 0.35% 176,608
NET ASSETS — 100.00% $ 51,150,832
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 92.95%
Asset Management — 1.77%
Hamilton Lane, Inc., Class A 9,610 $ 768,608
Automotive — 2.58%
Gentex Corp. 38,265 1,119,634
Banking — 6.56%
First Citizens BancShares, Inc., Class A 830 1,065,263
First Commonwealth Financial Corp. 25,300 320,045
First Financial Bankshares, Inc. 9,940 283,191
Live Oak Bancshares, Inc. 27,317 718,710
Western Alliance Bancorp 12,402 452,301
2,839,510
Biotech & Pharma — 2.03%
Exelixis, Inc.
(a)
46,115 881,258
Chemicals — 3.46%
Huntsman Corp. 28,955 782,365
Orion Engineered Carbons SA 33,865 718,615
1,500,980
Commercial Support Services — 1.14%
Cintas Corp. 990 492,109
Construction Materials — 2.34%
Owens Corning 7,770 1,013,985
E-Commerce Discretionary — 2.28%
eBay, Inc. 22,110 988,096
Electrical Equipment — 5.92%
Acuity Brands, Inc. 5,930 967,065
Advanced Energy Industries, Inc. 9,025 1,005,837
Generac Holdings, Inc.
(a)
3,972 592,344
2,565,246
Food — 3.40%
John B. Sanfilippo & Son, Inc. 2,520 295,520
Lancaster Colony Corp. 5,860 1,178,388
1,473,908
Gas & Water Utilities — 1.20%
UGI Corp. 19,280 519,982
Health Care Facilities & Services — 3.61%
Medpace Holdings, Inc.
(a)
3,335 800,967
Quest Diagnostics, Inc. 5,430 763,241
1,564,208
Home & Office Products — 1.97%
Tempur Sealy International, Inc. 21,265 852,089
Home Construction — 4.59%
Masco Corp. 19,755 1,133,542

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — (continued)
PulteGroup, Inc. 11,005 $ 854,868
1,988,410
Insurance — 3.56%
Brown & Brown, Inc. 15,963 1,098,893
Old Republic International Corp. 17,665 444,628
1,543,521
Machinery — 0.63%
Parker-Hannifin Corp. 700 273,028
Medical Equipment & Devices — 4.14%
Align Technology, Inc.
(a)
1,640 579,970
DENTSPLY SIRONA, Inc. 12,670 507,053
Waters Corp.
(a)
2,645 704,998
1,792,021
Oil & Gas Producers — 4.61%
Coterra Energy, Inc. 48,445 1,225,658
Devon Energy Corp. 15,994 773,150
1,998,808
Real Estate — 5.20%
American Assets Trust, Inc. 18,970 364,224
Apple Hospitality REIT, Inc. 45,710 690,678
Gaming and Leisure Properties, Inc. 24,754 1,199,579
2,254,481
Retail - Consumer Staples — 1.21%
Dollar General Corp. 3,090 524,620
Retail - Discretionary — 1.57%
Advance Auto Parts, Inc. 6,460 454,138
Ross Stores, Inc. 2,030 227,624
681,762
Semiconductors — 8.02%
Cirrus Logic, Inc.
(a)
7,475 605,550
IPG Photonics Corp.
(a)
7,115 966,359
Power Integrations, Inc. 9,470 896,525
Teradyne, Inc. 9,045 1,006,979
3,475,413
Software — 4.33%
Akamai Technologies, Inc.
(a)
3,170 284,888
Concentrix Corp. 7,315 590,686
SS&C Technologies Holdings, Inc. 16,520 1,001,112
1,876,686
Specialty Finance — 2.05%
Synchrony Financial 26,250 890,400
Steel — 1.89%
Steel Dynamics, Inc. 7,510 818,064

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 2.30%
Zebra Technologies Corp., Class A
(a)
3,375 $ 998,426
Technology Services — 2.96%
Leidos Holdings, Inc. 9,310 823,749
Science Applications International Corp. 4,075 458,356
1,282,105
Transportation & Logistics — 2.37%
Expeditors International of Washington, Inc. 8,480 1,027,182
Transportation Equipment — 3.18%
Allison Transmission Holdings, Inc. 24,450 1,380,447
Wholesale - Discretionary — 2.08%
Pool Corp. 2,410 902,882
Total Common Stocks (Cost $39,483,263) 40,287,869
MONEY MARKET FUNDS - 7.39%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.03%
(b)
3,201,172 3,201,172
Total Money Market Funds
(Cost $3,201,172) 3,201,172
Total Investments — 100.34%
(Cost $42,684,435) 43,489,041
Liabilities in Excess of Other Assets  — (0.34)% (145,837)
NET ASSETS — 100.00% $ 43,343,204
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of June 30, 2023.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.47%
Advertising & Marketing — 1.22%
Magnite, Inc.
(a)
16,720 $ 228,228
Aerospace & Defense — 0.92%
Byrna Technologies, Inc.
(a)
34,400 172,344
Asset Management — 4.65%
B. Riley Financial, Inc.
(b)
11,496 528,586
Vitesse Energy, Inc. 15,335 343,504
872,090
Beverages — 0.75%
Farmer Bros. Co.
(a)
50,505 139,899
Biotech & Pharma — 4.26%
Intercept Pharmaceuticals, Inc.
(a)
23,425 259,081
OmniAb, Inc.
(a)
55,975 281,554
PetIQ, Inc., Class A
(a)
17,050 258,649
799,284
Commercial Support Services — 1.44%
Acacia Research Corp.
(a)
64,810 269,610
Consumer Services — 0.69%
2U, Inc.
(a)
32,175 129,665
E-Commerce Discretionary — 2.45%
BARK, Inc.
(a)
209,075 278,070
Solo Brands, Inc., Class A
(a)
32,065 181,488
459,558
Electrical Equipment — 1.42%
FARO Technologies, Inc.
(a)
16,395 265,599
Entertainment Content — 1.86%
PLAYSTUDIOS, Inc., Class A
(a)
70,971 348,468
Food — 1.55%
Limoneira Co.
(a)
18,735 291,516
Health Care Facilities & Services — 1.14%
Enzo Biochem, Inc.
(a)
115,775 213,026
Insurance — 1.41%
SelectQuote, Inc.
(a)
135,075 263,396
Internet Media & Services — 4.11%
LiveOne, Inc.
(a)
125,855 221,505
Nerdy, Inc., Class A
(a)
80,250 334,642
TrueCar, Inc.
(a)
94,472 213,507
769,654
Leisure Facilities & Services — 7.53%
BJ's Restaurants, Inc.
(a)
4,900 155,820
Century Casinos, Inc.
(a)
33,050 234,655
Chuy's Holdings, Inc.
(a)
7,800 318,396

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — (continued)
Full House Resorts, Inc.
(a)
45,245 $ 303,142
Red Robin Gourmet Burgers, Inc.
(a)
28,810 398,441
1,410,454
Leisure Products — 1.28%
American Outdoor Brands, Inc.
(a)
27,647 239,976
Machinery — 5.69%
Manitowoc Co., Inc. (The)
(a)
14,892 280,416
NN, Inc.
(a)
102,625 245,274
Ranpak Holdings Corp., Class A
(a)
52,740 238,385
Titan International, Inc.
(a)
26,580 305,138
1,069,213
Medical Equipment & Devices — 3.66%
Quanterix Corp.
(a)
18,580 418,979
Zimvie, Inc.
(a)
23,775 266,993
685,972
Oil & Gas Producers — 4.89%
Matador Resources Co. 11,440 598,541
SandRidge Energy, Inc.
(a)
20,885 318,496
917,037
Oil & Gas Services & Equipment — 3.81%
Helix Energy Solutions Group, Inc.
(a)
45,388 334,963
Newpark Resources, Inc.
(a)
72,595 379,672
714,635
Publishing & Broadcasting — 1.88%
Townsquare Media, Inc., Class A
(a)
29,640 353,012
Real Estate — 1.39%
Hersha Hospitality Trust, Class A 42,825 260,804
Real Estate Services — 0.62%
Douglas Elliman, Inc.
(a)
52,407 116,343
REIT — 1.31%
Farmland Partners, Inc. 20,145 245,970
Retail - Discretionary — 5.24%
Genesco, Inc.
(a)
11,450 286,708
Lazydays Holdings, Inc.
(a)
12,918 149,332
Sportsman's Warehouse Holdings, Inc.
(a)
30,775 175,418
Vera Bradley, Inc.
(a)
57,975 370,460
981,918
Semiconductors — 1.86%
ACM Research, Inc., Class A
(a)
26,675 348,909
Software — 7.20%
Brightcove, Inc.
(a)
37,775 151,478
Cantaloupe, Inc.
(a)
53,867 428,780

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Donnelley Financial Solutions, Inc.
(a)
5,458 $ 248,503
Porch Group, Inc.
(a)(b)
145,600 200,928
Tabula Rasa HealthCare, Inc.
(a)
38,770 319,853
1,349,542
Specialty Finance — 3.07%
Applied Digital Corp.
(a)(b)
61,610 576,054
Technology Hardware — 6.50%
Comtech Telecommunications Corp. 26,410 241,387
PlayAGS, Inc.
(a)
43,500 245,775
Terran Orbital Corp.
(a)(b)
92,250 138,375
Turtle Beach Corp.
(a)
23,605 274,998
Xperi, Inc.
(a)
24,200 318,231
1,218,766
Telecommunications — 2.03%
Spok Holdings, Inc.
(a)
28,630 380,493
Transportation & Logistics — 4.63%
Nordic American Tankers Ltd. 82,585 303,087
Overseas Shipholding Group, Inc., Class A
(a)
135,470 564,910
867,997
Transportation Equipment — 1.12%
Blue Bird Corp.
(a)
9,300 209,064
Wholesale - Consumer Staples — 1.44%
Calavo Growers, Inc. 9,300 269,886
Wholesale - Discretionary — 4.45%
G-III Apparel Group Ltd.
(a)
17,950 345,897
ThredUp, Inc., Class A
(a)
96,650 235,826
Veritiv Corp. 2,005 251,848
833,571
Total Common Stocks (Cost $16,728,362) 18,271,953
COLLATERAL FOR SECURITIES LOANED — 5.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%
(c)
961,121 961,121
Total Collateral for Securities Loaned (Cost $961,121) 961,121
MONEY MARKET FUNDS - 2.64%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
5.03%
(c)
495,763 495,763
Total Money Market Funds
(Cost $495,763) 495,763
Total Investments — 105.24%
(Cost $18,185,246) 19,728,837

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2023 - (Unaudited)
Shares Fair Value
Liabilities in Excess of Other Assets  — (5.24)% (982,998)
NET ASSETS — 100.00% $ 18,745,839
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of June 30, 2023. The total value of the securities on loan as of
June 30, 2023 was $964,485.
(c) Rate disclosed is the seven day effective yield as of June 30, 2023.